Shareholders' Equity - Bonus share award plans (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 plan	Dec. 31, 2018	Jan. 01, 2020 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		10,000
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans outstanding | plan		2		4
Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		283,500	341,400
AGA 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Issued	92,300
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 7.04
AGA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans outstanding | plan				2
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Issued	10,000		10,000
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 5.54
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Issued	65,700		65,700
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 5.54
AGA 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Issued	265,700		265,700
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 6.05
AGA 2019 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans outstanding | plan				2
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Issued	37,500	37,500
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 1.92
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Issued	246,000	246,000
Holding period (year)	1 year
Number of shares per AGA | shares	1
Fair value per share at grant date () | €	€ 1.92